PAINEWEBBER     SMALL CAP VALUE FUND

                RECENT PERFORMANCE RESULTS (UNAUDITED)

                     NET ASSET VALUE              TOTAL RETURN/1/
                -------------------------- ------------------------------
                                             12 MONTHS        6 MONTHS
                07/31/95 01/31/95 07/31/94 ENDED 07/31/95  ENDED 07/31/95
-------------------------------------------------------------------------
Class A Shares    $11.30   $10.00   $10.27          15.80%        13.00%
-------------------------------------------------------------------------
Class B Shares     11.15     9.91    10.22          14.86         12.51
-------------------------------------------------------------------------
Class D Shares     11.14     9.90    10.22          14.76         12.53
-------------------------------------------------------------------------

Performance Summary Class A Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED  DIVIDENDS PAID RETURN/1/
----------------------------------------------------------------------------
02/01/93 - 12/31/93     $10.00 $10.62       $0.0168        $0.1281  7.68%
----------------------------------------------------------------------------
1994                     10.62   9.97        0.5208            --  (1.20)
----------------------------------------------------------------------------
01/01/95 - 07/31/95       9.97  11.30           --             --  13.34
----------------------------------------------------------------------------
                                    Totals: $0.5376        $0.1281
----------------------------------------------------------------------------
                                     CUMULATIVE TOTAL RETURN AS OF
                                                         07/31/95: 20.58%
----------------------------------------------------------------------------

Performance Summary Class B Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED  DIVIDENDS PAID RETURN/1/
----------------------------------------------------------------------------
02/01/93 - 12/31/93     $10.00 $10.61       $0.0168        $0.0631  6.91%
----------------------------------------------------------------------------
1994                     10.61   9.88        0.5208            --  (1.96)
----------------------------------------------------------------------------
01/01/95 - 07/31/95       9.88  11.15           --             --  12.85
----------------------------------------------------------------------------
                                    Totals: $0.5376        $0.0631
----------------------------------------------------------------------------
                                     CUMULATIVE TOTAL RETURN AS OF
                                                         07/31/95: 18.29%
----------------------------------------------------------------------------

Performance Summary Class D Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED  DIVIDENDS PAID RETURN/1/
----------------------------------------------------------------------------
02/01/93 - 12/31/93     $10.00 $10.61       $0.0168        $0.0682  6.97%
----------------------------------------------------------------------------
1994                     10.61   9.88        0.5208            --  (1.96)
----------------------------------------------------------------------------
01/01/95 - 07/31/95       9.88  11.14           --             --  12.75
----------------------------------------------------------------------------
                                    Totals: $0.5376        $0.0682
----------------------------------------------------------------------------
                                     CUMULATIVE TOTAL RETURN AS OF
                                                         07/31/95: 18.25%
----------------------------------------------------------------------------

  /1Figures/assume reinvestment of all dividends and capital gains distributions at net asset value on the payable dates and do not include sales charges; results would be lower for Class A and Class B shares if sales charges were included.

PAINEWEBBER     SMALL CAP VALUE FUND

                PORTFOLIO OF INVESTMENTS                           JULY 31, 1995

 NUMBER OF
  SHARES                                                                 VALUE
 ---------                                                             ---------
COMMON STOCKS - 90.23%

 Apparel & Footwear - 4.15%
  82,800   Delta Woodside Industries, Inc. .........................   $ 724,500
  24,100   Fab Industries, Inc. ....................................     750,112
  45,000   Oshkosh B'Gosh, Inc. (Class A)*..........................     765,000
  15,400   Russell Corp. ...........................................     435,050
  57,300   The Stride Rite Corp. ...................................     637,463
                                                                       ---------
                                                                       3,312,125
                                                                       ---------
 Auto Products & Services - 0.95%
  77,800   TBC Corp.*...............................................     758,550
                                                                       ---------
 Banks - 1.29%
   9,700   State Street Boston Corp. ...............................     343,138
   7,000   U. S. Trust Corp.*.......................................     532,000
   5,300   Wilmington Trust Corp....................................     155,025
                                                                       ---------
                                                                       1,030,163
                                                                       ---------
 Building Materials - 2.86%
  35,300   CalMat Co. ..............................................     666,288
  36,000   Florida Rock Industries, Inc. ...........................   1,017,000
  35,000   Juno Lighting Inc.*......................................     603,750
                                                                       ---------
                                                                       2,287,038
                                                                       ---------
 Business Products & Related Services - 6.26%
   7,100   BIC Corp.................................................     275,125
  37,700   Bowne & Co., Inc. .......................................     692,737
  28,400   Hunt Manufacturing Co. ..................................     397,600
  10,600   John H. Harland Co. .....................................     234,525
  19,400   McClatchy Newspapers, Inc. (Class A).....................     424,375
  18,400   New England Business Services, Inc. .....................     393,300
  31,900   Scitex Ltd.*.............................................     638,000
  52,800   The Standard Register Co.*...............................   1,128,600
   4,300   Wallace Computer Services, Inc. .........................     251,012
  30,000   Wang Labs, Inc.*.........................................     562,500
                                                                       ---------
                                                                       4,997,774
                                                                       ---------
 Chemicals - 1.97%
  38,100   Lawter International, Inc. ..............................     438,150
  24,000   LeaRonal, Inc. ..........................................     582,000
  33,500   Quaker Chemical Corp.....................................     552,750
                                                                       ---------
                                                                       1,572,900
                                                                       ---------

PAINEWEBBER     SMALL CAP VALUE FUND

                PORTFOLIO OF INVESTMENTS (CONTINUED)               JULY 31, 1995

 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                            ----------
COMMON STOCKS - (CONTINUED)

 Consumer Durables - 5.42%
  20,000   Arctco Inc..............................................   $  232,500
  40,000   Ethan Allen Interiors Inc. .............................      745,000
  32,300   Kimball International, Inc. (Class B)...................      819,613
   7,400   La Z Boy Chair Co. .....................................      200,725
  18,000   National Presto Industries, Inc. .......................      837,000
  27,200   Sturm Ruger & Co., Inc. ................................      890,800
  97,000   Topps, Inc.* ...........................................      606,250
                                                                      ----------
                                                                       4,331,888
                                                                      ----------
 Distributors - 1.64%
  41,700   Handleman Co. ..........................................      432,638
  15,500   NCH Corp. ..............................................      879,625
                                                                      ----------
                                                                       1,312,263
                                                                      ----------
 Energy - 4.18%
  14,600   Ashland Coal, Inc. .....................................      417,925
   8,450   Barrett Resources Corp.* ...............................      189,069
  35,400   Cliffs Drilling Co.*....................................      481,219
  20,000   Devon Energy Corp. .....................................      392,500
  37,300   Oceaneering International, Inc.* .......................      349,687
  19,500   Parker & Parsley Petroleum Co. .........................      377,812
  12,730   Penn Virginia Corp.*....................................      380,309
  30,000   Reading & Bates Corp. ..................................      300,000
  48,000   Santa Fe Energy Resources, Inc. ........................      450,000
                                                                      ----------
                                                                       3,338,521
                                                                      ----------
 Financial Services - 2.39%
  22,300   Duff & Phelps Corp. ....................................      239,725
   5,766   Duff & Phelps Credit Rating Co. ........................       75,679
  14,800   Pioneer Group Inc.* ....................................      425,500
  23,800   Raymond James Financial Inc. ...........................      517,650
  23,700   Student Loan Corp. .....................................      648,787
                                                                      ----------
                                                                       1,907,341
                                                                      ----------
 Food & Related Services - 3.98%
   6,500   Farmer Bros. Co. .......................................      754,000
  24,000   Flowers Industries, Inc. ...............................      441,000
  34,600   International Dairy Queen, Inc.* .......................      726,600
  25,500   Lance, Inc. ............................................      452,625
  26,875   Rykoff-Sexton, Inc. ....................................      547,578
   7,210   Tootsie Roll Industries Inc. ...........................      259,560
                                                                      ----------
                                                                       3,181,363
                                                                      ----------
 Health Care - 2.31%
  14,890   Block Drug Inc. ........................................      543,485
  35,000   Haemonetics Corp. Massachusetts.........................      774,375
   2,200   Life Technologies Inc.* ................................       49,500
  20,000   Marquette Electronics Inc.* ............................      310,000
   6,800   Spacelabs Inc.*.........................................      169,575
                                                                      ----------
                                                                       1,846,935
                                                                      ----------

PAINEWEBBER     SMALL CAP VALUE FUND

                PORTFOLIO OF INVESTMENTS (CONTINUED)               JULY 31, 1995

 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                           -----------
COMMON STOCKS - (CONTINUED)

 Industrial Products & Services - 9.76%
  30,000   BWIP Holding, Inc. (Class A) ..........................   $   570,000
  35,000   Camco International, Inc. .............................       800,625
  20,000   Giddings & Lewis, Inc. ................................       332,500
  34,100   P.H. Glatfelter Co. ...................................       745,938
  19,600   Greif Bros. Corp. (Class A)............................       448,350
  11,200   Joslyn Corp. ..........................................       414,400
  26,200   Kaydon Corp. ..........................................       733,600
  22,600   Lawson Products, Inc...................................       607,375
  53,750   Lilly Industries Inc. (Class A) .......................       705,469
  15,000   Lincoln Electric Co.* .................................       431,250
  23,500   Oregon Steel Mills Inc. ...............................       390,687
  17,500   Precision Castparts Corp. .............................       623,437
  92,800   Rollins Environmental Services, Inc. ..................       452,400
   6,800   Tecumseh Products Co. (Class A)* ......................       324,700
  10,000   Wausau Paper Mills Co. ................................       220,000
                                                                     -----------
                                                                       7,800,731
                                                                     -----------
 Insurance - 16.82%
   4,243   Alleghany Corp. .......................................       691,609
  29,900   Argonaut Group, Inc. ..................................       911,950
  24,700   W R Berkley Corp. .....................................       947,862
  40,700   E. W. Blanch Holdings, Inc. ...........................       696,987
  20,500   Capital Re Corp. ......................................       543,250
  10,000   CMAC Investment Corp. .................................       491,250
  42,000   Commerce Group, Corp. .................................       761,250
  22,000   Fremont General Corp. .................................       591,250
   8,000   Harleysville Group, Inc. ..............................       206,000
  61,300   Hilb, Rogal & Hamilton Co. ............................       750,925
  12,300   Horace Mann Educators Corp. ...........................       315,188
  10,000   Leucadia National Corp. ...............................       566,250
  12,000   Mid Ocean Limited......................................       399,000
  20,706   Orion Capital Corp. ...................................       861,887
  28,200   Partner RE Holding.....................................       712,050
  25,875   RLI Corp. .............................................       595,125
   7,800   Transatlantic Holdings, Inc. ..........................       514,800
  14,900   Trenwick Group Inc. ...................................       692,850
   7,000   Wesco Financial Corp. .................................       887,250
  47,100   Willis Corroon Group, plc, ADR ........................       547,538
  35,000   Zenith National Insurance Corp. .......................       756,875
                                                                     -----------
                                                                      13,441,146
                                                                     -----------
 Real Estate Holdings & Services - 1.70%
  10,000   Florida East Coast Industries, Inc. ...................       675,000
  52,100   Newhall Land & Farming Co. LP..........................       683,813
                                                                     -----------
                                                                       1,358,813
                                                                     -----------

PAINEWEBBER     SMALL CAP VALUE FUND

                PORTFOLIO OF INVESTMENTS (CONTINUED)               JULY 31, 1995

 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                           -----------
COMMON STOCKS - (CONTINUED)

 Retail & Mail Order - 11.56%
   18,800  Blair Corp. ...........................................   $   646,250
   84,000  Charming Shoppes, Inc..................................       409,500
   40,800  Claire's Stores, Inc. .................................       816,000
    4,500  Dart Group Corp. (Class A).............................       385,875
  108,000  The Dress Barn*........................................     1,147,500
   54,900  Family Dollar Stores, Inc..............................     1,001,925
   15,000  Fingerhut Cos, Inc. ...................................       251,250
    7,800  Land's End, Inc.*......................................       119,925
   14,000  Longs Drug Stores Corp. ...............................       512,750
   54,000  Mikasa, Inc. (Class B).................................       837,000
   37,400  Neiman Marcus Group, Inc. .............................       575,025
   88,095  Pier 1 Imports, Inc. ..................................       858,926
   42,100  Russ Berrie and Co., Inc...............................       610,450
   30,000  Shopko Stores, Inc. ...................................       386,250
   21,200  Stanhome, Inc. ........................................       681,050
                                                                     -----------
                                                                       9,239,676
                                                                     -----------
 Services - 10.01%
   10,000  Acordia, Inc. .........................................       282,500
   19,200  ADVO, Inc. ............................................       352,800
   16,800  Angelica Corp. ........................................       424,200
   40,500  Comdisco, Inc.*........................................     1,301,062
   69,200  Crawford & Co. (Class A)...............................     1,029,350
   51,700  Dames & Moore, Inc. ...................................       710,875
    9,100  FlightSafety International, Inc. ......................       417,463
    3,875  Grey Advertising, Inc..................................       724,625
   20,800  Jenny Craig, Inc. .....................................       158,600
   15,100  National Service Industries, Inc. .....................       445,450
   16,400  SEI Corp...............................................       354,650
   80,800  Sotheby's Holdings, Inc. ..............................     1,080,700
   22,900  Stone & Webster, Inc. .................................       712,762
                                                                     -----------
                                                                       7,995,037
                                                                     -----------
 Transportation - 2.98%
   31,650  Air Express International Corp.........................       795,206
   20,000  Arnold Industries Inc..................................       365,000
   23,000  Atlantic Southeast Airlines Inc........................       632,500
    5,000  Comair Holdings Inc. ..................................       166,250
   24,800  The Harper Group.......................................       424,700
                                                                     -----------
                                                                       2,383,656
                                                                     -----------
 Total Common Stocks (cost - $66,753,814).........................    72,095,920
                                                                     -----------

PAINEWEBBER     SMALL CAP VALUE FUND

                PORTFOLIO OF INVESTMENTS (CONCLUDED)               JULY 31, 1995

 PRINCIPAL                                         MATURITY   INTEREST
 AMOUNT                                            DATES      RATES     VALUE
----------                                         --------   --------  -----

U.S.(GOVERNMENT0SECURITIES - 6.08%00)

        United States Treasury Bills (cost -
 $5,000  $4,857,148)............................   02/08/96    5.385% $ 4,855,955
                                                                      -----------

REPURCHASE AGREEMENT - 2.77%

  2,210 Repurchase Agreement dated 07/31/95 with
         Salomon Brothers, Inc, collateralized
         by $2,182,000 U.S. Treasury Notes,
         6.625% due 05/31/97; proceeds:
         $2,210,355 (cost - $2,210,000).........   08/01/95    5.790    2,210,000
                                                                      -----------
 Total Investments (cost - $73,820,962) - 99.08%.                      79,161,875
 Other assets in excess of liabilities - 0.92%...                         737,213
                                                                      -----------
 Net Assets - 100.00%............................                     $79,899,088
                                                                      ===========

-------
* Non-income producing security
ADR American Depositary Receipts



                 See accompanying notes to financial statements

PAINEWEBBER  SMALL CAP VALUE FUND

             STATEMENT OF ASSETS AND LIABILITIES                   JULY 31, 1995

Assets
Investments, at value (cost - $73,820,962).........................  $79,161,875
Cash...............................................................          701
Receivable for investments sold....................................    1,106,984
Dividends and interest receivable..................................       40,906
Receivable for shares of beneficial interest sold..................       53,425
Deferred organizational expenses...................................      125,392
Other assets.......................................................       39,064
                                                                     -----------
 Total assets......................................................   80,528,347
                                                                     -----------
Liabilities
Payable for investments purchased..................................      168,917
Payable for shares of beneficial interest repurchased..............      113,431
Payable to affiliate...............................................      125,451
Accrued expenses and other liabilities.............................      221,460
                                                                     -----------
 Total liabilities.................................................      629,259
                                                                     -----------
Net Assets
Beneficial interest shares of $0.001 par value outstanding
 (unlimited amount authorized).....................................   70,888,087
Accumulated net realized gains from investments....................    3,670,088
Net unrealized appreciation of investments.........................    5,340,913
                                                                     -----------
Net assets.........................................................  $79,899,088
                                                                     ===========
Class A:
Net assets.........................................................  $20,493,902
                                                                     -----------
Shares outstanding.................................................    1,814,102
                                                                     -----------
Net asset and redemption value per share...........................       $11.30
                                                                          ======
Maximum offering price per share (net asset value plus sales charge
 of 4.50% of offering price).......................................       $11.83
                                                                          ======
Class B:
Net assets.........................................................  $46,141,774
                                                                     -----------
Shares outstanding.................................................    4,138,255
                                                                     -----------
Net asset value and offering price per share.......................       $11.15
                                                                          ======
Class D:
Net assets.........................................................  $13,263,412
                                                                     -----------
Shares outstanding.................................................    1,190,191
                                                                     -----------
Net asset value, offering price and redemption value per share.....       $11.14
                                                                          ======

                 See accompanying notes to financial statements

PAINEWEBBER     SMALL CAP VALUE FUND

                STATEMENT OF OPERATIONS         FOR THE YEAR ENDED JULY 31, 1995

Investment income:
Dividends (net of foreign
 withholding taxes of
 $9,514).................   $ 1,581,013
Interest.................       404,083
                            -----------
                              1,985,096
                            -----------
Expenses:
Investment advisory and
 administration..........       829,906
Distribution fees--Class
 A.......................        52,327
Distribution fees--Class
 B.......................       477,586
Distribution fees--Class
 D.......................       143,010
Custody and accounting...       139,228
Transfer agency and
 service fees............       122,846
Reports and notices to
 shareholders............       108,283
Federal and state
 registration fees.......        86,953
Legal and audit..........        82,435
Amortization of
 organizational expenses.        51,800
Trustees' fees and
 expenses................        10,000
Other expenses...........         8,379
                            -----------
                              2,112,753
                            -----------
Net investment loss......      (127,657)
                            -----------
Realized and unrealized
 gains from investment
 transactions:
Net realized gains from
 investment transactions.     4,379,410
Net change in unrealized
 appreciation/depreciation
 of investments..........     7,078,454
                            -----------
Net realized and
 unrealized gains from
 investment transactions.    11,457,864
                            -----------
Net increase in net
 assets resulting from
 operations..............   $11,330,207
                            ===========



                 See accompanying notes to financial statements

PAINEWEBBER     SMALL CAP VALUE FUND

                STATEMENT OF CHANGES IN NET ASSETS

                                                                 FOR THE PERIOD
                                                 FOR THE  YEAR  FEBRUARY 1, 1994
                                                     ENDED          THROUGH
                                                 JULY 31, 1995   JULY 31, 1994
                                                 -------------  ----------------
From operations:
Net investment loss............................  $   (127,657)    $    (87,690)
Net realized gains from investment
 transactions..................................     4,379,410        3,747,222
Net change in unrealized
 appreciation/depreciation of investments......     7,078,454       (7,290,945)
                                                 ------------     ------------
Net increase (decrease) in net assets resulting
 from operations...............................    11,330,207       (3,631,413)
                                                 ------------     ------------
Dividends to shareholders from:
Net realized gains from investment
 transactions--Class A.........................    (1,099,875)             --
Net realized gains from investment
 transactions--Class B.........................    (2,545,115)             --
Net realized gains from investment
 transactions--Class D.........................      (770,850)             --
                                                 ------------     ------------
                                                   (4,415,840)             --
                                                 ------------     ------------
From beneficial interest transactions:
Net proceeds from the sale of shares...........     8,287,256        8,753,590
Cost of shares repurchased.....................   (31,154,154)     (19,525,015)
Proceeds from dividends reinvested.............     4,095,250              --
                                                 ------------     ------------
Net decrease in net assets from beneficial
 interest transactions.........................   (18,771,648)     (10,771,425)
                                                 ------------     ------------
Net decrease in net assets.....................   (11,857,281)     (14,402,838)
Net assets:
Beginning of period............................    91,756,369      106,159,207
                                                 ------------     ------------
End of period..................................  $ 79,899,088     $ 91,756,369
                                                 ============     ============



                 See accompanying notes to financial statements

PAINEWEBBER     NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PaineWebber Small Cap Value Fund (the "Fund") is a diversified series of PaineWebber Securities Trust (the "Trust"), which was organized under Massachusetts law by a Declaration of Trust dated December 3, 1992 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently offers another series of shares, PaineWebber Strategic Income Fund, whose financial statements are not included herein.

Organizational Matters - Prior to commencing investment operations on February 1, 1993, the Fund had no activities other than organizational matters and activities related to the initial public offering and issuance, at net asset value, of 10,003 Class A shares, one Class B share and one Class D share of the Fund for a total of $100,050 to Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser, administrator and distributor of the Fund. The Fund incurred costs of $259,000 in connection with the organization of the Fund and the registration of its shares. Such costs have been deferred and are being amortized using the straight-line method over a period of 60 months, beginning with the commencement of investment operations of the Fund.

Each Class represents interests in the same assets of the Fund and the Classes are identical except for differences in their sales charge structures, ongoing distribution charges and transfer agency expenses. In addition, Class B shares automatically convert to Class A shares approximately six years after initial issuance. All Classes of shares may be obtained through an exchange of shares of the corresponding class of other PaineWebber mutual funds. All Classes of shares have equal rights as to voting privileges, except that each Class has exclusive voting rights with respect to its distribution plan.

Upon approval by the board of trustees of the Trust, the Fund's fiscal year end was changed from January 31 to July 31.

Valuation of Investments - Securities which are listed on U.S. exchanges are valued at the last sales price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated by Quest Advisory Corp. (the "Sub-Adviser"), the sub-adviser of the Fund, as the primary market. Securities traded in the over-the-counter ("OTC") market and listed on the National Association of Securities Dealers Quotation System ("NASDAQ") are valued at the last trade price on NASDAQ prior to the time of valuation; other OTC securities are valued at the last bid price available on the OTC market prior to the time of valuation. The amortized cost

PAINEWEBBER     NOTES TO FINANCIAL STATEMENTS               (CONTINUED)


method of valuation is used to value short-term debt instruments with 60 days or less remaining to maturity. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's trustees.

Investment Transactions and Investment Income - Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated using the identified cost method. Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date.

Income, expenses (excluding class-specific expenses), realized gains/losses and unrealized appreciation/depreciation are allocated proportionately to each class of shares based upon the relative net assets of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

Repurchase Agreements - The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

Federal Tax Status - The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

Dividends and Distributions - Dividends and distributions are recorded on the ex-dividend date. Net capital gains, if any, will be distributed at least annually but the Fund may make more frequent distribution of such gains if necessary, to avoid income or excise taxes. Dividends from net investment income and distributions from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions

PAINEWEBBER     NOTES TO FINANCIAL STATEMENTS               (CONTINUED)

which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital. For the period ended July 31, 1995 the effect of such permanent differences totalled $127,657, which was reclassified from net investment loss to accumulated net realized gains.

CONCENTRATION OF RISK

Small cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, and may be dependent on a relatively small management group. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and therefore may involve greater risk than investing in larger companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects.

INVESTMENT ADVISER AND ADMINISTRATOR

The Fund has an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins. In accordance with the Advisory Contract the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and payable monthly, at the annual rate of 1.00% of the Fund's average daily net assets. At July 31, 1995, the Fund owed Mitchell Hutchins $67,484 in investment advisory and administration fees.

Under a separate contract, Mitchell Hutchins (not the Fund) pays the Sub-Adviser a monthly fee in an amount equal to 50% of the fee paid to Mitchell Hutchins under the Advisory Contract.

During the year ended July 31, 1995, the Fund paid $665 in brokerage commissions to PaineWebber for transactions executed on behalf of the Fund.

In compliance with applicable state securities laws, Mitchell Hutchins will reimburse the Fund if and to the extent that the aggregate operating expenses in any year, exclusive of taxes, distribution fees, interest, brokerage fees and certain extraordinary expenses, exceed limitations imposed by various state regulations. Currently, the most restrictive limitation applicable to the Fund is 2.5% of the first $30 million of average daily net assets, 2.0% of the next $70 million and 1.5% of net assets in excess of $100 million. For the year ended July 31, 1995, no reimbursements were required pursuant to the above limitation.

PAINEWEBBER     NOTES TO FINANCIAL STATEMENTS               (CONTINUED)

DISTRIBUTION PLANS

Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of distribution pertaining to Class A, Class B and Class D shares, the Fund pays Mitchell Hutchins monthly service fees at an annual rate of 0.25% of the average daily net assets of Class A, Class B and Class D shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class D shares. At July 31, 1995, the Fund owed Mitchell Hutchins $57,967 in service and distribution fees.

Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charge paid by shareholders upon certain redemptions of Class B shares. Mitchell Hutchins has informed the Fund that for the year ended July 31, 1995, it earned the following amounts in sales charges:

Initial sales charges--Class A........................................ $ 41,750
Contingent deferred sales charges--Class B............................ $344,638

TRANSFER AGENCY SERVICE FEES

The Fund pays PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account for certain services not provided by the Fund's transfer agent. For these services for the year ended July 31, 1995, PaineWebber earned $72,929 from the Fund. At July 31, 1995, PaineWebber was owed $23,272 by the Fund for transfer agency service fees.


INVESTMENTS IN SECURITIES

For federal income tax purposes, the cost of securities owned at July 31, 1995 was substantially the same as the cost of securities for financial statement purposes.

At July 31, 1995, the components of net unrealized appreciation of investments were as follows:

Gross appreciation (investments having an excess of value over cost)............................................................. $9,030,545
Gross depreciation (investments having an excess of cost over val-
 ue)............................................................... (3,689,632)
                                                                    ----------
Net unrealized appreciation of investments......................... $5,340,913
                                                                    ==========

For the year ended July 31, 1995, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $14,348,746 and $35,816,279, respectively.

PAINEWEBBER     NOTES TO FINANCIAL STATEMENTS               (CONCLUDED)


SHARES OF BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Of the 7,142,548 shares outstanding at July 31, 1995, Mitchell Hutchins owned 10,003 shares of Class A, one share of Class B and one share of Class D.

Transactions in shares of beneficial interest were as follows:


                                       CLASS A                  CLASS B                 CLASS D
                                 ---------------------  ------------------------  ---------------------
                                  SHARES     AMOUNT       SHARES       AMOUNT      SHARES     AMOUNT
                                 --------  -----------  ----------  ------------  --------  -----------
YEAR ENDED JULY 31, 1995:
Shares sold....................   189,244  $ 1,961,312     400,320  $  4,097,889   219,759  $ 2,228,055
Shares repurchased.............  (700,760)  (7,226,007) (1,650,145)  (16,841,037) (694,404)  (7,087,110)
Dividends reinvested...........   101,765    1,017,208     239,421     2,375,883    70,815      702,159
                                 --------  -----------  ----------  ------------  --------  -----------
Net decrease...................  (409,751) $(4,247,487) (1,010,404) $(10,367,265) (403,830) $(4,156,896)
                                 ========  ===========  ==========  ============  ========  ===========
FOR THE PERIOD FEBRUARY 1, 1994
 THROUGH JULY 31, 1994:
Shares sold....................   190,773  $ 1,999,071     384,573  $  4,017,799   260,481  $ 2,736,720
Shares repurchased.............  (344,260)  (3,583,842)   (897,152)   (9,313,493) (643,459)  (6,627,680)
                                 --------  -----------  ----------  ------------  --------  -----------
Net decrease...................  (153,487) $(1,584,771)   (512,579) $ (5,295,694) (382,978) $(3,890,960)
                                 ========  ===========  ==========  ============  ========  ===========

                      [This Page Intentionally Left Blank]

PAINEWEBBER     SMALL CAP VALUE FUND


            FINANCIAL HIGHLIGHTS

            SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                           CLASS A
                                               ---------------------------------
                                                          FOR THE
                                                           PERIOD
                                               FOR THE   FEBRUARY 1,   FOR THE
                                                 YEAR       1994        YEAR
                                                ENDED      THROUGH      ENDED
                                               JULY 31,   JULY 31,   JANUARY 31,
                                                 1995       1994        1994
                                               --------  ----------- -----------
Net asset value, beginning of period.......... $ 10.27      $10.61      $10.00
                                               -------     -------     -------
Income from investment operations:
 Net investment income........................    0.05        0.02        0.13
 Net realized and unrealized gains (losses)
  from investment transactions................    1.50       (0.36)       0.62
                                               -------     -------     -------
Total income (loss) from investment
 operations...................................    1.55       (0.34)       0.75
                                               -------     -------     -------
Less dividends and distributions to
 shareholders from:
 Net investment income........................     --          --        (0.12)
 Net realized gains on investment
  transactions................................   (0.52)        --        (0.02)
                                               -------     -------     -------
Total dividends and distributions.............   (0.52)        --        (0.14)
                                               -------     -------     -------
Net asset value, end of period................ $ 11.30      $10.27      $10.61
                                               =======     =======     =======
Total investment return (1)...................   15.80%      (3.20)%      7.58 %
                                               =======     =======     =======
Ratios/Supplemental data:
 Net assets, end of period (000's)............ $20,494     $22,848     $25,226
 Ratio of expenses to average net assets......    1.98%       1.91%*      1.75 %
 Ratio of net investment income (loss) to
  average net assets..........................    0.41%       0.41%*     (1.41)%
 Portfolio turnover rate......................      19%         20%         98 %
---------------------

* Annualized
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions at net asset value on the payable date and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for Class A and Class B shares would be lower if sales charges were included. Total investment return for periods of less than one year have not been annualized.

PAINEWEBBER     SMALL CAP VALUE FUND




              CLASS B                             CLASS D
 ------------------------------------ ------------------------------------
              FOR THE                             FOR THE
               PERIOD                              PERIOD
 FOR THE     FEBRUARY 1,    FOR THE   FOR THE    FEBRUARY 1,    FOR THE
   YEAR         1994         YEAR       YEAR        1994         YEAR
  ENDED        THROUGH       ENDED     ENDED       THROUGH       ENDED
 JULY 31,     JULY 31,    JANUARY 31, JULY 31,    JULY 31,    JANUARY 31,
   1995         1994         1994       1995        1994         1994
 --------    -----------  ----------- --------   -----------  -----------
 $ 10.22        $10.60       $10.00   $ 10.22       $10.59       $10.00
 -------       -------      -------   -------      -------      -------
   (0.04)        (0.02)        0.06     (0.05)       (0.02)        0.06
    1.49         (0.36)        0.62      1.49        (0.35)        0.62
 -------       -------      -------   -------      -------      -------
    1.45         (0.38)        0.68      1.44        (0.37)        0.68
 -------       -------      -------   -------      -------      -------
     --            --         (0.06)      --           --         (0.07)
   (0.52)          --         (0.02)    (0.52)         --         (0.02)
 -------       -------      -------   -------      -------      -------
   (0.52)          --         (0.08)    (0.52)         --         (0.09)
 -------       -------      -------   -------      -------      -------
 $ 11.15        $10.22       $10.60   $ 11.14       $10.22       $10.59
 =======       =======      =======   =======      =======      =======
   14.86 %       (3.58)%       6.81 %   14.76 %      (3.49)%       6.77 %
 =======       =======      =======   =======      =======      =======
 $46,142       $52,624      $59,993   $13,263      $16,285      $20,941
    2.74 %        2.69 %*      2.50%     2.73 %       2.69 %*      2.50%
   (0.35)%       (0.37)%*      0.67%    (0.34)%      (0.36)%*      0.64%
      19 %          20 %         98%       19 %         20 %         98%

PAINEWEBBER     SMALL CAP VALUE FUND

            REPORT OF INDEPENDENT ACCOUNTANTS

            To the Shareholders and Board of Trustees of PaineWebber Small Cap Value Fund

            In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PaineWebber Small Cap Value Fund (the "Fund") at July 31, 1995, the results of its operations for the year then ended, the changes in its net assets for the period February 1, 1994 through July 31, 1994 and for the year ended July 31, 1995 and the financial highlights for the year ended January 31, 1994, for the period February 1, 1994 through July 31, 1994 and for the year ended July 31, 1995, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 1995 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

            PRICE WATERHOUSE LLP

            1177 Avenue of the Americas
            New York, New York 10036 September 20, 1995

PAINEWEBBER     SMALL CAP VALUE FUND

            TAX INFORMATION

            We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (July 31, 1995), as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that the distributions made during the fiscal year were derived from ordinary income and long-term capital gains in the amount of $0.3916 per share and $0.1292 per share, respectively. Additionally, 45.69% of the distributions paid qualifies for the dividend received deduction available to corporate shareholders.

            Dividends received by tax-exempt recipients need not be reported as taxable income. Some retirement trusts (e.g., corporate Keogh and 403(b)(7) plans) may need this information for their annual reporting.

            Because the Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 1995. The second notification, which reflects the amount to be used by calendar year taxpayers on their federal income tax returns, is made in conjunction with Form 1099 DIV and mailed in January 1996. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

PAINEWEBBER     SMALL CAP VALUE FUND


SHAREHOLDER INFORMATION

A special meeting of shareholders of PaineWebber Small Cap Value Fund (the "Fund") a series of PaineWebber Securities Trust, was held on May 18, 1995. At the meeting Richard Q. Armstrong, E. Garret Bewkes, Jr., Richard R. Burt, John
R. Torell III and William D. White were elected as trustees to serve for an indefinite term, or until their successors are elected and qualified. In addition, the selection of Price Waterhouse LLP as the Fund's independent accountants was ratified.

The votes were as follows:

                                                       ALL SHARES VOTING AS A
                                                            SINGLE CLASS
                                                    ----------------------------
                                                     SHARES         SHARES
                                                    VOTED FOR WITHHOLD AUTHORITY
                                                    --------- ------------------
Richard Q. Armstrong............................... 3,653,009      270,061
E. Garret Bewkes, Jr. ............................. 3,636,238      286,833
Richard R. Burt.................................... 3,648,774      274,296
John R. Torell III................................. 3,646,143      276,927
William D. White................................... 3,627,309      295,762

                                        ALL SHARES VOTING AS A SINGLE CLASS
                                     ------------------------------------------
                                      SHARES      SHARES           SHARES
                                     VOTED FOR VOTED AGAINST WITHHOLD AUTHORITY
                                     --------- ------------- ------------------
Ratification of the selection of
 Price Waterhouse LLP............... 3,666,436    48,803          207,831

Broker non-votes and abstentions are included within the "Shares Withhold Authority" totals.